Schedule of Investments (unaudited)
September 30, 2024
BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities
Bryant Park Funding Ltd., Series 2024-23A, Class D1, (3-mo. CME Term SOFR + 3.85%), 9.18%, 05/15/37(a)(b)	USD	1,000	$ 1,015,024
Golub Capital Partners CLO Ltd.(a)(b)
Series 2023-66B, Class D, (3-mo. CME Term SOFR + 5.50%), 10.78%, 04/25/36		1,000	1,033,714
Series 2024-74A, Class D1, (3-mo. CME Term SOFR + 3.20%), 8.51%, 07/25/37		1,000	1,013,380
Madison Park Funding LXIX Ltd., Series 2024-69A, Class D1, (3-mo. CME Term SOFR + 3.35%), 8.68%, 07/25/37(a)(b)		1,000	1,014,309
Oaktree CLO Ltd., Series 2024-26A, Class D1, (3-mo. CME Term SOFR + 3.45%), 8.78%, 04/20/37(a)(b)		1,670	1,695,780
Palmer Square CLO Ltd., Series 2023-2A, Class D, (3- mo. CME Term SOFR + 5.00%), 10.28%, 04/20/36(a)(b)		1,000	1,035,001
Pikes Peak CLO Ltd., Series 2023-14, Class D, (3-mo. CME Term SOFR + 5.45%), 10.73%, 04/20/36(a)(b)		1,000	1,034,438
Sycamore Tree CLO Ltd., Series 2023-3A, Class D1R, (3-mo. CME Term SOFR + 4.25%), 9.53%, 04/20/37(a)(b)		1,000	1,020,422
Symphony CLO Ltd.(a)(b)
Series 2023-38, Class D, (3-mo. CME Term SOFR + 5.20%), 10.48%, 04/24/36		1,000	1,036,822
Series 2023-40A, Class D, (3-mo. CME Term SOFR + 5.00%), 10.30%, 01/14/34		1,000	1,034,811
Whitebox CLO IV Ltd., Series 2023-4A, Class D, (3-mo. CME Term SOFR + 5.15%), 10.43%, 04/20/36(a)(b)		1,000	1,028,044
Total Asset-Backed Securities — 2.6% (Cost: $11,670,000)			11,961,745

	Shares
Common Stocks
Construction & Engineering — 0.0%
McDermott International Ltd.(c)	123,933	24,787
Financial Services(c) — 0.3%
NMG Parent LLC	3,613	429,947
Travelport Finance Luxembourg SARL(d)	267	698,363
		1,128,310
Ground Transportation — 0.0%
Sirva BGRS Holdings, Inc.(c)(d)	1,472	7,360
Health Care Providers & Services — 0.1%
Envision Healthcare Corp., (Acquired 11/03/23, Cost: $737,244)(c)(e)	23,736	246,261
Media — 0.1%
Learfield Communications LLC, (Acquired 09/06/23, Cost: $85,471)(c)(d)(e)	6,803	448,998
Semiconductors & Semiconductor Equipment — 0.0%
Maxeon Solar Technologies Ltd.(c)	232 (f)	22
Security	Shares	Value
Trading Companies & Distributors — 0.0%
TMK Hawk Parent Corp.(c)(d)	23,534	$ 188,276
Total Common Stocks — 0.5% (Cost: $4,184,773)		2,044,014

		Par (000)
Corporate Bonds
Chemicals(b) — 0.1%
Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, 07/01/28	USD	51	51,561
WR Grace Holdings LLC, 5.63%, 08/15/29		388	364,481
			416,042
Commercial Services & Supplies — 0.0%
Champions Financing, Inc., 8.75%, 02/15/29(b)		208	211,859
Construction & Engineering — 0.1%
Brand Industrial Services, Inc., 10.38%, 08/01/30(b)		249	266,642
Diversified REITs — 0.0%
VICI Properties LP/VICI Note Co., Inc., 4.63%, 06/15/25(b)		138	137,158
Diversified Telecommunication Services(b) — 0.2%
Level 3 Financing, Inc., 11.00%, 11/15/29		524	580,733
Zayo Group Holdings, Inc., 6.13%, 03/01/28		251	208,330
			789,063
Electric Utilities — 0.0%
Texas Competitive Electric Holdings, Series M, 5.03%, 10/10/19(c)(d)(g)		1,710	—
Entertainment(b) — 0.2%
Caesars Entertainment, Inc., 4.63%, 10/15/29		390	370,975
Odeon Finco PLC, 12.75%, 11/01/27		607	637,823
			1,008,798
Hotels, Restaurants & Leisure — 0.1%
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 6.75%, 01/15/30(b)		441	410,861
Insurance — 0.1%
Alliant Holdings Intermediate LLC/Alliant Holdings Co- Issuer, 6.75%, 10/15/27(b)		357	355,661
Internet Software & Services(b) — 0.2%
Expedia Group, Inc., 6.25%, 05/01/25		337	337,863
Uber Technologies, Inc., 4.50%, 08/15/29		381	377,727
			715,590
IT Services — 0.0%
Amentum Escrow Corp., 7.25%, 08/01/32(b)		177	184,723
Machinery(b) — 0.3%
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC, 9.00%, 02/15/29		336	350,620
Vertiv Group Corp., 4.13%, 11/15/28		901	870,810
			1,221,430
Media — 0.1%
Radiate Holdco LLC/Radiate Finance, Inc., 4.50%, 09/15/26(b)		573	488,841
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Oil, Gas & Consumable Fuels — 0.1%
eG Global Finance PLC, 12.00%, 11/30/28(b)	USD	465	$ 518,968
Software — 0.0%
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8.00%, 06/15/29(b)		191	198,656
Trading Companies & Distributors — 0.1%
Wesco Aircraft Holdings, Inc., 9.00%, 11/15/26(b)(c)(g)		1,013	415,330
Wireless Telecommunication Services — 0.0%
Ligado Networks LLC, (15.50% PIK), 15.50%, 11/01/23(b)(c)(g)(h)		263	43,313
Total Corporate Bonds — 1.6% (Cost: $7,937,211)			7,382,935
Fixed Rate Loan Interests
Advertising Agencies — 0.2%
Clear Channel International BV, 2024 CCIBV Fixed Term Loan, 7.50%, 04/01/27		740	734,450
Commercial Services & Supplies — 0.2%
AVSC Holding Corp., 2020 Term Loan B3, (10.00% PIK), 15.00%, 10/15/26(h)		1,093	1,116,576
Software — 0.2%
Cotiviti, Inc., 2024 Fixed Term Loan B, 7.63%, 05/01/31		1,086	1,090,072
Total Fixed Rate Loan Interests — 0.6% (Cost: $2,895,431)			2,941,098
Floating Rate Loan Interests(a)
Advertising Agencies — 0.2%
Clear Channel Outdoor Holdings, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.11%), 8.96%, 08/23/28		717	713,467
CMG Media Corp., 2021 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.60%), 8.10%, 12/17/26		— (f)	269
			713,736
Aerospace & Defense — 3.5%
Amazon Holdco, Inc., 2024 Term Loan B, 09/29/31(i)		1,307	1,302,099
Barnes Group, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.35%, 09/03/30		1,040	1,038,989
Bleriot U.S. Bidco, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.85%, 10/31/30		1,095	1,095,384
Cobham Ultra SeniorCo SARL, USD Term Loan B, (6-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.24%, 08/03/29		935	893,854
Dynasty Acquisition Co., Inc., 2024 Term Loan B1, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.35%, 08/24/28		4,253	4,253,912
NORDAM Group, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 5.70%), 10.45%, 04/09/26(d)		749	740,956
Ovation Parent, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.50%), 8.10%, 04/21/31		299	299,873
Propulsion BC Newco LLC, Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.35%, 09/14/29		216	216,307
Standard Aero Ltd., 2024 Term Loan B2, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.35%, 08/24/28		1,640	1,640,199
Security		Par (000)	Value
Aerospace & Defense (continued)
TransDigm, Inc.
2023 Term Loan J, (3-mo. CME Term SOFR at 1.00% Floor + 2.50%), 7.10%, 02/28/31	USD	3,735	$ 3,719,314
2024 Term Loan, (Prime + 1.50%), 7.32%, 01/19/32		905	901,226
2024 Term Loan K, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.35%, 03/22/30		117	117,350
			16,219,463
Air Freight & Logistics — 0.1%
Rand Parent LLC, 2023 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 8.35%, 03/17/30		242	242,453
Automobile Components — 0.9%
Clarios Global LP, 2024 USD Term Loan B, (1-mo. CME Term SOFR + 2.50%), 7.35%, 05/06/30		3,199	3,196,013
Tenneco, Inc., 2022 Term Loan B, (3-mo. CME Term SOFR + 5.10%), 10.23%, 11/17/28		1,123	1,065,042
			4,261,055
Automobiles — 0.0%
RVR Dealership Holdings LLC, Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 3.90%), 8.50%, 02/08/28		240	212,493
Beverages — 0.8%
Naked Juice LLC
2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 6.10%), 10.70%, 01/24/30		1,757	1,066,008
Term Loan, (3-mo. CME Term SOFR + 3.35%), 7.95%, 01/24/29		2,286	1,865,180
Triton Water Holdings, Inc., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.51%), 8.12%, 03/31/28		922	920,285
			3,851,473
Broadline Retail — 0.5%
CNT Holdings I Corp., 2020 Term Loan, (3-mo. CME Term SOFR + 3.50%), 8.75%, 11/08/27		2,186	2,189,265
Building Materials — 4.2%
ACProducts Holdings, Inc., 2021 Term Loan B, (3-mo. CME Term SOFR + 4.51%), 9.12%, 05/17/28		937	781,125
AZEK Group LLC, 2024 Term Loan B, 09/19/31(d)(i)		869	869,000
Chariot Buyer LLC
2024 Incremental Term Loan B, (1-mo. CME Term SOFR + 3.50%), 8.35%, 11/03/28		634	632,002
Term Loan B, (1-mo. CME Term SOFR + 3.35%), 8.20%, 11/03/28		2,414	2,399,262
Cornerstone Building Brands, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR + 3.35%), 8.45%, 04/12/28		261	255,547
CP Atlas Buyer, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.85%), 8.70%, 11/23/27		1,007	992,109
CP Iris Holdco I, Inc., 2021 Term Loan, (1-mo. CME Term SOFR + 3.50%), 8.35%, 10/02/28		579	574,009
EMRLD Borrower LP
2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.56%, 08/04/31		1,327	1,323,444
Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.56%, 05/31/30		2,141	2,135,406
LSF10 XL Bidco SCA, 2021 EUR Term Loan B4, (3-mo. EURIBOR at 0.00% Floor + 4.18%), 7.52%, 04/12/28	EUR	854	863,111
New AMI I LLC, 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 6.00%), 10.85%, 03/08/29	USD	831	801,781

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Building Materials (continued)
Oscar AcquisitionCo LLC, Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 8.50%, 04/29/29	USD	1,254	$ 1,237,092
Potters Borrower LP, 2024 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.75%), 8.60%, 12/14/27		519	521,556
Quikrete Holdings, Inc., 2024 Term Loan B1, (1-mo. CME Term SOFR + 2.25%), 7.10%, 03/19/29		617	617,010
Smyrna Ready Mix Concrete LLC, 2023 Term Loan, (1- mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.35%, 04/02/29(d)		532	535,122
Standard Industries, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR + 2.00%), 6.92%, 09/22/28		1,055	1,056,751
Summit Materials LLC, 2023 Incremental Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 7.05%, 01/12/29		725	727,770
Wilsonart LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.85%, 08/05/31		2,757	2,724,826
Zurn LLC, 2021 Term Loan B, (1-mo. CME Term SOFR + 2.11%), 6.96%, 10/04/28		111	111,367
			19,158,290
Building Products — 1.5%
Beacon Roofing Supply, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.85%, 05/19/28		1,436	1,435,579
Foundation Building Materials, Inc., 2024 Term Loan B2, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.60%, 01/29/31		2,222	2,160,015
Gulfside Supply, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 8.29%, 06/17/31		560	559,122
White Cap Buyer LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 8.10%, 10/19/29		2,796	2,774,789
			6,929,505
Capital Markets — 2.7%
Aretec Group, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.85%, 08/09/30		603	590,112
Ascensus Holdings, Inc., Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 8.46%, 08/02/28		2,708	2,702,775
Deerfield Dakota Holding LLC
2020 USD Term Loan B, (3-mo. CME Term SOFR at 1.00% Floor + 3.75%), 8.35%, 04/09/27		5,029	4,921,452
2021 USD 2nd Lien Term Loan, (3-mo. CME Term SOFR + 7.01%), 11.62%, 04/07/28		1,806	1,760,850
FinCo I LLC, 2023 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 8.26%, 06/27/29		607	607,466
Grant Thornton LLP/Chicago, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 8.10%, 06/02/31		327	327,366
Jane Street Group LLC, 2024 Term Loan B, 01/26/28(i)		316	315,640
Wec U.S. Holdings Ltd., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.60%, 01/27/31		1,143	1,142,326
			12,367,987
Chemicals — 5.2%
Aruba Investments Holdings LLC, 2020 2nd Lien Term Loan, (1-mo. CME Term SOFR + 7.85%), 12.70%, 11/24/28		690	652,912
Security		Par (000)	Value
Chemicals (continued)
Ascend Performance Materials Operations LLC, 2021 Term Loan B, (3-mo. CME Term SOFR + 4.85%), 9.10%, 08/27/26	USD	407	$ 376,083
Axalta Coating Systems U.S. Holdings, Inc., 2024 Term Loan B6, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.60%, 12/20/29		1,247	1,250,197
Chemours Co., 2023 USD Term Loan B, (1-mo. CME Term SOFR + 3.50%), 8.35%, 08/18/28		1,143	1,141,386
Derby Buyer LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.70%, 11/01/30		2,065	2,065,141
Discovery Purchaser Corp., Term Loan, 10/04/29(i)		164	162,726
Ecovyst Catalyst Technologies LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 7.50%, 06/12/31		1,703	1,691,073
Element Solutions, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR + 2.00%), 6.85%, 12/18/30		1,952	1,952,274
HB Fuller Co., 2024 Term Loan B, (1-mo. CME Term SOFR + 2.00%), 6.85%, 02/15/30		289	289,531
Herens U.S. Holdco Corp., USD Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.03%), 8.53%, 07/03/28		1,230	1,148,256
INEOS U.S. Finance LLC, 2023 USD Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 3.25%), 8.10%, 02/18/30		673	672,074
LSF11 A5 Holdco LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 8.46%, 10/15/28		1,787	1,782,632
Momentive Performance Materials, Inc., 2023 Term Loan, (1-mo. CME Term SOFR + 4.50%), 9.35%, 03/29/28		2,202	2,206,485
NIC Acquisition Corp, Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 4.01%), 8.62%, 12/29/27		224	194,629
Nouryon USA LLC, 2024 USD Term Loan B1, (3-mo. CME Term SOFR + 3.50%), 8.63%, 04/03/28		1,259	1,258,952
Olympus Water U.S. Holding Corp., 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.10%, 06/20/31		1,535	1,533,384
OQ Chemicals Corp.
2017 USD Term Loan B2, (3-mo. CME Term SOFR at 0.00% Floor + 3.70%), 8.92%, 12/31/26		1,556	1,315,836
2024 USD Term Loan B, (1-mo. CME Term SOFR at 3.00% Floor + 8.00%), 12.92%, 12/31/26		195	200,349
Paint Intermediate III LLC, 2024 Term Loan B, 09/11/31(i)		536	534,660
SCIH Salt Holdings, Inc., 2021 Incremental Term Loan B, (3-mo. CME Term SOFR + 3.50%), 8.76%, 03/16/27		593	591,908
Sparta U.S. HoldCo LLC, 2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.25%), 8.45%, 08/02/30		1,641	1,639,125
WR Grace Holdings LLC, 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.85%, 09/22/28		1,384	1,386,382
			24,045,995
Commercial Services & Supplies — 12.0%
Albion Financing 3 SARL, 2024 USD Term Loan B, (3- mo. CME Term SOFR at 0.50% Floor + 4.51%), 9.83%, 08/16/29		1,979	1,986,349
AlixPartners LLP, 2021 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.61%), 7.46%, 02/04/28		1,962	1,963,211
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Services & Supplies (continued)
Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.85%), 8.70%, 05/12/28	USD	4,132	$ 4,090,128
APi Group DE, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.85%, 01/03/29		920	918,997
Avis Budget Car Rental LLC, 2020 Term Loan B, (1-mo. CME Term SOFR + 1.86%), 6.71%, 08/06/27		647	643,532
AVSC Holding Corp., 2020 Term Loan B1, (1-mo. CME Term SOFR + 3.60%, 0.25% PIK), 8.45%, 03/03/25(h)		991	985,336
Belron Finance U.S. LLC
2018 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.51%), 7.62%, 11/13/25		427	426,419
2019 USD Term Loan B3, (3-mo. CME Term SOFR + 2.51%), 7.77%, 10/30/26		851	850,225
2023 1st Lien Term Loan, (3-mo. CME Term SOFR + 2.35%), 7.63%, 04/18/29		465	464,917
2023 USD Term Loan, (3-mo. CME Term SOFR + 2.19%), 7.32%, 04/13/28		4,514	4,509,949
Boost Newco Borrower LLC, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.10%, 01/31/31		2,547	2,545,930
Bright Horizons Family Solutions LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.36%), 7.21%, 11/24/28		911	910,093
Camelot U.S. Acquisition LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 2.75%), 7.60%, 01/31/31		3,240	3,233,557
Champions Financing, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 9.85%, 02/23/29		2,683	2,575,680
CHG Healthcare Services, Inc., 2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 8.46%, 09/29/28		1,005	1,004,659
Creative Artists Agency LLC, 2024 Term Loan B, (Prime + 2.25%), 10.25%, 11/27/28		2,942	2,939,246
Element Materials Technology Group U.S. Holdings, Inc., 2022 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.35%, 07/06/29		1,892	1,893,159
Ensemble RCM LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 8.25%, 08/01/29		234	234,003
Fleet US Bidco, Inc., 2024 1st Lien Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.58%, 02/21/31(d)		54	53,865
Fortress Transportation and Infrastructure Investors LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.75%), 8.60%, 06/27/31		582	580,545
Galaxy U.S. Opco, Inc., Term Loan, (3-mo. CME Term SOFR + 4.75%), 10.00%, 04/29/29		463	386,695
Garda World Security Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.60%, 02/01/29		684	682,952
Hertz Corp.
2021 Term Loan B, (1-mo. CME Term SOFR + 3.61%), 8.88%, 06/30/28		730	651,764
2021 Term Loan C, (1-mo. CME Term SOFR + 3.61%), 8.46%, 06/30/28		154	137,253
Ingenovis Health, Inc., Term Loan B, (1-mo. CME Term SOFR + 4.36%), 9.21%, 03/06/28		771	637,685
Security		Par (000)	Value
Commercial Services & Supplies (continued)
KUEHG Corp., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.10%, 06/12/30	USD	1,394	$ 1,397,050
Learning Care Group U.S. No. 2, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.00%), 9.21%, 08/11/28		219	219,754
Mavis Tire Express Services Topco Corp., 2024 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.50%), 8.35%, 05/04/28		2,647	2,644,235
Neon Maple U.S. Debt Mergersub, Inc., 2024 Term Loan B1, 07/18/31(i)		1,744	1,724,380
Prime Security Services Borrower LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 7.45%, 10/13/30		735	733,959
Ryan LLC, Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.35%, 11/14/30		82	80,638
Sotheby’s, 2021 Term Loan B, (3-mo. CME Term SOFR + 4.61%), 10.06%, 01/15/27		2,351	2,319,312
Spring Education Group, Inc., Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.60%, 10/04/30		1,474	1,481,447
Trans Union LLC
2024 Term Loan B7, (1-mo. CME Term SOFR + 2.00%), 6.85%, 12/01/28		1,830	1,828,086
2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.60%, 06/24/31		1,822	1,817,830
TruGreen LP, 2020 Term Loan, (1-mo. CME Term SOFR + 4.00%), 8.85%, 11/02/27		1,088	1,050,416
Vestis Corp., Term Loan, (3-mo. CME Term SOFR + 2.25%), 7.37%, 02/22/31		970	963,141
Viad Corp., Initial Term Loan, (1-mo. CME Term SOFR + 4.25%), 9.10%, 07/30/28(d)		969	968,276
Vortex Opco LLC, Second Out Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.36%), 9.12%, 12/17/28		675	479,947
Wand NewCo 3, Inc., 2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 8.01%, 01/30/31		1,905	1,901,986
			54,916,606
Construction & Engineering — 2.3%
AECOM, 2024 Term Loan B, (1-mo. CME Term SOFR + 1.88%), 6.72%, 04/18/31		1,166	1,173,855
Apple Bidco LLC
2021 Term Loan, (1-mo. CME Term SOFR + 2.86%), 7.71%, 09/22/28		1,286	1,283,429
2022 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.35%, 09/22/28		734	735,130
Arcosa, Inc., Term Loan B, 08/12/31(d)(i)		503	501,490
Brand Industrial Services, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.75%, 08/01/30		3,579	3,475,269
Brown Group Holding LLC
2022 Incremental Term Loan B2, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.84%, 07/01/31		1,374	1,370,276
Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.60%, 07/01/31		1,917	1,911,073
Legence Holdings LLC, 2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.60%), 8.45%, 12/16/27		220	220,621
			10,671,143

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Consumer Finance — 1.2%
CPI Holdco B LLC, Term Loan, (1-mo. CME Term SOFR + 2.00%), 6.85%, 05/19/31	USD	1,283	$ 1,276,354
Edelman Financial Engines Center LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 3.25%), 8.10%, 04/07/28		819	816,733
Focus Financial Partners, LLC(i)
2024 Delayed Draw Term Loan, 09/11/31		138	137,484
2024 Term Loan B8, 09/11/31		1,284	1,279,038
Osaic Holdings, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.85%, 08/17/28		1,995	1,972,076
			5,481,685
Consumer Staples Distribution & Retail — 0.1%
Peer Holding III BV, 2024 USD Term Loan B5, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.60%, 07/01/31		648	649,082
Containers & Packaging — 2.0%
Charter Next Generation, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.25%), 8.10%, 12/01/27		3,716	3,715,258
LABL, Inc., 2021 USD 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 5.10%), 9.95%, 10/29/28		1,576	1,537,832
Mauser Packaging Solutions Holding Co., 2024 Term Loan B, (1-mo. CME Term SOFR + 3.50%), 8.70%, 04/15/27		1,336	1,337,853
Pregis TopCo LLC
1st Lien Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.85%, 07/31/26		664	664,480
2021 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.11%), 8.96%, 07/31/26		688	688,451
Trident TPI Holdings, Inc., 2024 Term Loan B6, (3-mo. CME Term SOFR at 0.50% Floor + 4.00%), 8.60%, 09/15/28		1,269	1,269,875
			9,213,749
Diversified REITs — 0.3%
SBA Senior Finance II LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.85%, 01/25/31		1,524	1,524,085
Diversified Telecommunication Services — 3.8%
Altice Financing SA, USD 2017 1st Lien Term Loan, (3- mo. LIBOR US at 0.00% Floor + 2.75%), 8.31%, 01/31/26		1,526	1,480,590
Altice France SA, 2023 USD Term Loan B14, (3-mo. CME Term SOFR at 0.00% Floor + 5.50%), 10.80%, 08/15/28		2,274	1,699,139
Ciena Corp., 2020 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.96%, 10/24/30		1,388	1,388,131
Connect Finco SARL, 2024 Extended Term Loan B, (1- mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.35%, 09/27/29		1,007	942,146
GOGO Intermediate Holdings LLC, Term Loan B, (1-mo. CME Term SOFR + 3.86%), 8.71%, 04/30/28		921	865,378
Iridium Satellite LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 2.25%), 7.10%, 09/20/30		648	635,488
Level 3 Financing Inc.
2024 Extended Term Loan B1, (1-mo. CME Term SOFR at 2.00% Floor + 6.56%), 11.41%, 04/15/29		967	986,213
Security		Par (000)	Value
Diversified Telecommunication Services (continued)
Level 3 Financing Inc. (continued)
2024 Extended Term Loan B2, (1-mo. CME Term SOFR at 2.00% Floor + 6.56%), 11.41%, 04/15/30	USD	974	$ 990,039
Lumen Technologies, Inc.
2024 Extended Term Loan B1, (1-mo. CME Term SOFR at 2.00% Floor + 2.46%), 7.32%, 04/15/29		739	646,656
2024 Extended Term Loan B2, (1-mo. CME Term SOFR at 2.00% Floor + 2.46%), 7.32%, 04/15/30		755	652,946
ORBCOMM, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 4.36%), 9.21%, 09/01/28		859	751,424
Viasat, Inc.
2023 Term Loan, (1-mo. CME Term SOFR + 4.61%), 9.73%, 05/30/30		565	513,087
Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.35%, 03/02/29		1,129	1,031,599
Zayo Group Holdings, Inc., USD Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.11%), 7.97%, 03/09/27		5,045	4,600,395
			17,183,231
Electric Utilities — 1.4%
Calpine Construction Finance Co. LP, 2023 Refinancing Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.85%, 07/31/30		1,807	1,794,297
Calpine Corp., Term Loan B9, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.85%, 01/31/31		586	583,910
Constellation Renewables LLC, 2020 Term Loan, (3-mo. CME Term SOFR + 2.25%), 7.31%, 12/15/27		1,144	1,144,077
Hamilton Projects Acquiror LLC, 2024 Term Loan B, (1- mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.60%, 05/22/31		312	314,091
NRG Energy, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.26%, 04/16/31		1,239	1,239,704
Pike Corp., 2021 Incremental Term Loan B, (1-mo. CME Term SOFR + 3.11%), 7.96%, 01/21/28		1,045	1,048,739
Vistra Operations Co. LLC, 1st Lien Term Loan B3, 12/20/30(i)		406	406,417
			6,531,235
Electronic Equipment, Instruments & Components — 1.1%
Celestica Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.61%, 06/20/31(d)		443	442,336
Coherent Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.35%, 07/02/29		1,813	1,810,933
MX Holdings U.S., Inc., 2023 USD Term Loan B1D, (1- mo. CME Term SOFR + 2.86%), 7.71%, 07/31/28		188	188,414
Roper Industrial Products Investment Co., 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.85%, 11/22/29		2,706	2,710,412
			5,152,095
Entertainment — 6.7%
Bally’s Corp., 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.51%), 8.79%, 10/02/28		1,434	1,363,851
Caesars Entertainment, Inc.
2024 Term Loan B1, (1-mo. CME Term SOFR + 2.75%), 7.60%, 02/06/31		2,860	2,856,056
Term Loan B, (1-mo. CME Term SOFR + 2.75%), 7.60%, 02/06/30		1,178	1,177,307
Churchill Downs, Inc., 2021 Incremental Term Loan B1, (1-mo. CME Term SOFR at 0.00% Floor + 2.10%), 6.95%, 03/17/28(d)		1,444	1,440,208
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Entertainment (continued)
Delta 2 Lux SARL(i)
2024 Term Loan B1, 09/10/31	USD	1,588	$ 1,587,199
2024 Term Loan B2, 09/10/31		794	793,399
ECL Entertainment LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 4.00%), 8.85%, 08/31/30		1,059	1,061,645
Flutter Financing BV, Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.60%, 11/29/30		3,531	3,530,044
Light & Wonder International, Inc., 2024 Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.33%, 04/14/29		1,125	1,122,592
Lions Gate Capital Holdings LLC, 2018 Term Loan B, (1-mo. CME Term SOFR + 2.35%), 7.20%, 03/24/25		394	393,160
Live Nation Entertainment, Inc., Term Loan B4, (1-mo. CME Term SOFR at 0.00% Floor + 1.85%), 6.81%, 10/19/26		2,485	2,479,207
Motion Finco SARL, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.10%, 11/12/29		1,351	1,298,109
OVG Business Services LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 3.00%), 7.85%, 06/25/31		706	701,588
Penn Entertainment, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.85%), 7.71%, 05/03/29		1,457	1,458,928
Playtika Holding Corp., 2021 Term Loan B1, (1-mo. CME Term SOFR + 2.86%), 7.71%, 03/13/28		1,473	1,461,785
Scientific Games Holdings LP, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.32%, 04/04/29		413	410,278
SeaWorld Parks & Entertainment, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR + 2.50%), 7.35%, 08/25/28		543	541,110
Six Flags Entertainment Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.85%, 05/01/31		336	335,233
UFC Holdings LLC, 2021 Term Loan B, (3-mo. CME Term SOFR + 3.01%), 8.29%, 04/29/26		883	883,747
William Morris Endeavor Entertainment LLC, 2018 1st Lien Term Loan, (1-mo. CME Term SOFR + 2.86%), 7.71%, 05/18/25		2,626	2,625,556
WMG Acquisition Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.60%, 01/24/31		2,970	2,965,760
			30,486,762
Environmental, Maintenance & Security Service — 2.8%
Action Environmental Group, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR + 4.00%), 8.60%, 10/24/30		739	739,490
Clean Harbors, Inc., 2023 Term Loan, (1-mo. CME Term SOFR + 1.75%), 6.71%, 10/09/28		1,018	1,019,596
Covanta Holding Corp.
2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.35%, 11/30/28		1,115	1,114,823
2021 Term Loan C, (6-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.59%, 11/30/28		85	85,649
2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.85%, 11/30/28		872	872,234
2024 Term Loan C, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.85%, 11/30/28		48	47,782
Security		Par (000)	Value
Environmental, Maintenance & Security Service (continued)
Filtration Group Corp., 2021 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 8.46%, 10/21/28	USD	3,488	$ 3,486,817
GFL Enviromental, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 7.32%, 07/03/31		734	732,950
JFL-Tiger Acquisition Co., Inc., Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.46%, 10/17/30		684	685,088
Madison IAQ LLC, Term Loan, (6-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.89%, 06/21/28		3,645	3,639,751
Packers Holdings LLC, 2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.35%), 8.20%, 03/09/28		894	464,185
			12,888,365
Financial Services — 0.8%
Castlelake Aviation One DAC
2023 Incremental Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.70%, 10/22/27		707	709,466
Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.45%, 10/22/26		2,173	2,175,915
Setanta Aircraft Leasing DAC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.35%, 11/05/28		670	672,988
			3,558,369
Food Products — 3.1%
8th Avenue Food & Provisions, Inc.
2018 1st Lien Term Loan, (1-mo. CME Term SOFR + 3.86%), 8.71%, 10/01/25		246	238,005
2021 Incremental Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 4.86%), 9.71%, 10/01/25		1,496	1,447,626
Aramark Services, Inc., 2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.85%, 06/22/30		751	752,542
Chobani LLC
2020 Term Loan B, (1-mo. CME Term SOFR at 1.00% Floor + 3.36%), 8.21%, 10/25/27		3,171	3,176,631
2023 Incremental Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.75%), 8.60%, 10/25/27		816	817,671
Froneri U.S., Inc., 2020 USD Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.35%), 7.20%, 01/29/27		3,487	3,477,470
H-Food Holdings LLC, 2018 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.95%), 9.01%, 05/23/25		491	365,880
Nomad Foods U.S. LLC, Term Loan B4, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.81%, 11/12/29		1,002	1,000,533
U.S. Foods, Inc.
2019 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.96%, 09/13/26		630	629,603
2021 Term Loan B, (1-mo. CME Term SOFR + 2.00%), 6.85%, 11/22/28		891	891,248

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Food Products (continued)
U.S. Foods, Inc. (continued)
2024 1st Lien Term Loan B, 09/26/31(d)(i)	USD	626	$ 629,130
UTZ Quality Foods LLC, 2024 Term Loan B, (3-mo. CME Term SOFR + 2.75%), 7.35%, 01/20/28		553	552,518
			13,978,857
Ground Transportation — 0.6%
Genesee & Wyoming, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.60%, 04/10/31		2,347	2,341,132
SIRVA Worldwide, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 2.00% Floor + 8.00%), 12.64%, 08/20/29(d)		756	566,713
			2,907,845
Health Care Equipment & Supplies — 3.1%
Avantor Funding, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.10%), 6.95%, 11/08/27		1,062	1,067,256
Bausch & Lomb Corp.
2023 Incremental Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.85%, 09/29/28		935	932,813
Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.35%), 8.27%, 05/10/27		2,237	2,226,654
Maravai Intermediate Holdings LLC, 2022 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.28%, 10/19/27		1,245	1,238,206
Medline Borrower LP
2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.60%, 10/23/28		4,627	4,626,427
2024 USD Add-on Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.10%, 10/23/28		1,748	1,745,500
Sotera Health Holdings LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 8.10%, 05/30/31		2,205	2,196,731
			14,033,587
Health Care Providers & Services — 3.7%
Catalent Pharma Solutions, Inc., 2021 Term Loan B3, (1-mo. CME Term SOFR at 0.50% Floor + 2.11%), 7.03%, 02/22/28		1,885	1,882,657
Concentra Health Services, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 7.10%, 07/28/31(d)		369	368,078
Electron BidCo, Inc., 2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.11%), 7.96%, 11/01/28		1,878	1,879,163
EyeCare Partners LLC
2024 Second Out Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.71%), 9.99%, 11/30/28		2,273	1,613,671
2024 Superpriority New Money 1st Out Term Loan A, (3-mo. CME Term SOFR at 0.00% Floor + 5.75%), 11.03%, 08/31/28		628	629,648
2024 Third Out Term Loan C, (3-mo. CME Term SOFR + 6.85%), 12.13%, 11/30/28(c)(d)(g)		45	7,634
Fortrea Holdings, Inc., Term Loan B, (6-mo. CME Term SOFR + 3.75%), 8.49%, 07/01/30		112	111,925
ICON Luxembourg SARL
2024 LUX Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.60%, 07/03/28		575	578,150
2024 US Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.60%, 07/03/28		143	144,047
Security		Par (000)	Value
Health Care Providers & Services (continued)
IQVIA, Inc., 2023 USD Term Loan B4, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.60%, 01/02/31	USD	1,214	$ 1,218,039
Medical Solutions Holdings, Inc.
2021 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.60%), 8.85%, 11/01/28		895	676,075
2021 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 7.10%), 12.35%, 11/01/29		611	397,150
Phoenix Newco, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.85%, 11/15/28		2,898	2,896,984
Precision Medicine Group LLC, 2021 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.10%), 7.70%, 11/18/27		1,212	1,204,731
Star Parent, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 8.35%, 09/27/30		1,121	1,089,406
Surgery Center Holdings, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.67%, 12/19/30		1,178	1,178,194
WCG Intermediate Corp., 2024 Term Loan, (1-mo. CME Term SOFR + 3.50%), 8.35%, 01/08/27		1,091	1,089,950
			16,965,502
Hotel & Resort REITs — 0.1%
RHP Hotel Properties LP, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 7.10%, 05/18/30		488	487,595
Hotels, Restaurants & Leisure — 5.3%
1011778 B.C. Unlimited Liability Co., 2024 Term Loan B6, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.60%, 09/20/30		2,082	2,058,533
Alterra Mountain Co., 2024 Term Loan B5, (1-mo. CME Term SOFR + 3.50%), 8.35%, 05/31/30		912	914,448
Carnival Corp., 2024 Term Loan B2, (1-mo. CME Term SOFR at 0.75% Floor + 2.75%), 7.60%, 08/08/27		623	623,975
City Football Group Ltd., 2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.11%), 7.97%, 07/22/30		2,088	2,074,184
Fender Musical Instruments Corp., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.10%), 8.95%, 12/01/28(d)		458	441,613
Fertitta Entertainment LLC/NV, 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.85%, 01/27/29		4,385	4,370,285
Four Seasons Hotels Ltd., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 6.61%, 11/30/29		3,146	3,144,232
Hilton Domestic Operating Co., Inc., 2023 Term Loan B4, (1-mo. CME Term SOFR + 1.75%), 6.60%, 11/08/30		767	766,563
IRB Holding Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 2.85%), 7.70%, 12/15/27		1,893	1,890,140
Playa Resorts Holding BV, 2022 Term Loan B, (1-mo. CME Term SOFR + 2.75%), 7.60%, 01/05/29		471	467,154
Sabre GLBL, Inc.
2021 Term Loan B1, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 8.46%, 12/17/27		392	365,153
2021 Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 8.46%, 12/17/27		614	571,714
2022 1st Lien Term Loan B, (1-mo. CME Term SOFR + 5.10%), 9.95%, 06/30/28		345	326,887
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Station Casinos LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 7.10%, 03/14/31	USD	1,962	$ 1,952,682
Whatabrands LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.60%, 08/03/28		3,029	3,023,405
Wyndham Hotels & Resorts, Inc., 2024 Term Loan, (1- mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.60%, 05/24/30		1,357	1,354,866
			24,345,834
Household Durables — 1.6%
AI Aqua Merger Sub, Inc., 2021 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.70%, 07/31/28		1,453	1,451,163
Hunter Douglas, Inc., USD Term Loan B1, (3-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.57%, 02/26/29		2,366	2,342,282
SWF Holdings I Corp., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 4.11%), 8.96%, 10/06/28		810	665,738
Weber-Stephen Products LLC, Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.36%), 8.21%, 10/30/27		3,067	2,883,336
			7,342,519
Household Products — 0.3%
Reynolds Consumer Products LLC, Term Loan, (1-mo. CME Term SOFR + 1.85%), 6.70%, 02/04/27		1,235	1,236,371
Industrial Conglomerates — 0.1%
Stitch Aquisition Corporation, 2024 Term Loan, 0.00%, 07/28/28		1,147	279,610
Insurance — 9.7%
Alliant Holdings Intermediate, LLC, 2024 Term Loan B6, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.96%, 09/19/31		7,621	7,573,248
AmWINS Group, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR + 2.36%), 7.21%, 02/19/28		2,932	2,926,094
Amynta Agency Borrower, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 9.00%, 02/28/28		2,258	2,256,254
AssuredPartners, Inc., 2024 Incremental Term Loan B5, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.35%, 02/14/31		4,388	4,383,227
Asurion LLC
2020 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 3.36%), 8.21%, 12/23/26		241	241,137
2021 2nd Lien Term Loan B3, (1-mo. CME Term SOFR + 5.36%), 10.21%, 01/31/28		1,117	1,043,949
2021 Second Lien Term Loan B4, (1-mo. CME Term SOFR + 5.36%), 10.21%, 01/20/29		1,066	983,054
2021 Term Loan B9, (1-mo. CME Term SOFR at 0.00% Floor + 3.36%), 8.21%, 07/31/27		239	235,215
2023 Term Loan B11, (1-mo. CME Term SOFR at 0.00% Floor + 4.35%), 9.20%, 08/19/28		1,644	1,617,580
Baldwin Insurance Group Holdings LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 3.25%), 8.10%, 05/26/31(d)		546	546,484
HUB International Ltd., 2024 1st Lien Term Loan B, (3- mo. CME Term SOFR at 0.00% Floor + 3.00%), 8.23%, 06/20/30		4,917	4,909,323
Security		Par (000)	Value
Insurance (continued)
Hyperion Refinance SARL, 2024 USD Term Loan B, (1- mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.35%, 02/15/31	USD	1,627	$ 1,627,004
Jones Deslauriers Insurance Management, Inc., 2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 8.35%, 03/15/30		1,131	1,130,184
Ryan Specialty Group LLC, 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 7.10%, 09/15/31		1,424	1,420,442
Sedgwick Claims Management Services, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 8.25%, 07/31/31		4,303	4,292,834
Truist Insurance Holdings LLC
1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.85%, 05/06/31		3,032	3,024,420
2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 9.35%, 05/06/32		1,006	1,021,090
USI, Inc.
2024 Term Loan (2029), (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.35%, 11/22/29		4,033	4,020,013
2024 Term Loan (2030), (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.35%, 09/27/30		1,104	1,100,037
			44,351,589
Interactive Media & Services — 0.6%
MH Sub I LLC
2021 2nd Lien Term Loan, (3-mo. CME Term SOFR + 6.25%), 11.50%, 02/23/29		523	512,677
2023 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.10%, 05/03/28		1,840	1,827,235
Voyage Australia Pty. Ltd., USD Term Loan B, (3-mo. CME Term SOFR + 3.76%), 9.04%, 07/20/28		233	232,531
			2,572,443
Internet Software & Services — 3.2%
Barracuda Networks, Inc., 2022 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.81%, 08/15/29		627	608,831
Gen Digital, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR + 1.75%), 6.60%, 09/12/29		2,489	2,480,985
Go Daddy Operating Co. LLC
2024 Term Loan B6, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.85%, 11/09/29		1,466	1,464,007
2024 Term Loan B7, (1-mo. CME Term SOFR + 1.75%), 6.60%, 05/30/31		1,442	1,437,975
Hoya Midco LLC, 2022 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.85%, 02/03/29		924	927,731
ION Trading Finance Ltd, 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 9.02%, 04/01/28		495	494,908
Proofpoint, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.85%, 08/31/28		3,315	3,311,978
StubHub Holdco Sub LLC, 2024 Extended Term Loan B, (1-mo. CME Term SOFR + 4.75%), 9.60%, 03/15/30		3,892	3,880,132
			14,606,547
IT Services — 2.9%
Magenta Security Holdings LLC
2024 First Out Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 7.01%), 12.13%, 07/27/28		545	515,327
2024 Second Out Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 7.00%), 12.38%, 07/27/28		640	438,669
2024 Super Priority Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.25%), 11.37%, 07/27/28		210	213,262

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
IT Services (continued)
Magenta Security Holdings LLC (continued)
2024 Third Out Term Loan, 0.00%, 07/27/28(c)(g)	USD	1,035	$ 302,643
McAfee Corp., 2024 USD Term Loan B, (1-mo. CME Term SOFR + 3.25%), 8.45%, 03/01/29		3,502	3,485,686
Peraton Corp.
2nd Lien Term Loan B1, (3-mo. CME Term SOFR + 7.85%), 12.97%, 02/01/29		1,691	1,583,625
Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.85%), 8.70%, 02/01/28		3,069	2,946,562
Tempo Acquisition LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 2.25%), 7.10%, 08/31/28		3,881	3,882,469
			13,368,243
Machinery — 3.4%
Arcline FM Holdings, LLC, 2024 Term Loan, (6-mo. CME Term SOFR at 0.75% Floor + 4.50%), 9.57%, 06/23/28		2,268	2,270,019
Columbus McKinnon Corp./New York, 2024 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.10%, 05/14/28(d)		316	316,273
Doosan Bobcat North America, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.60%, 04/20/29		357	356,095
Generac Power Systems, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.95%, 07/03/31		325	326,219
Madison Safety & Flow LLC, 2024 Term Loan B, 09/19/31(i)		383	382,521
SPX Flow, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.35%, 04/05/29		1,633	1,633,634
Titan Acquisition Ltd./Canada, 2024 Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 5.00%), 10.33%, 02/15/29		4,129	4,104,904
TK Elevator U.S. Newco, Inc., USD Term Loan B, (6-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.59%, 04/30/30		3,894	3,900,865
Vertiv Group Corp., 2024 Term Loan B2, (1-mo. CME Term SOFR + 2.00%), 7.20%, 03/02/27		2,489	2,490,361
			15,780,891
Media — 2.9%
A L Parent LLC, 2023 Take Back Term Loan, (1-mo. CME Term SOFR + 5.50%), 10.35%, 06/30/28		621	618,523
Charter Communications Operating LLC, 2023 Term Loan B4, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.33%, 12/07/30		1,385	1,372,467
Cogeco Financing 2 LP, 2023 Incremental Term Loan B, (1-mo. CME Term SOFR + 2.61%), 7.46%, 09/01/28		1,001	982,263
CSC Holdings LLC, 2019 Term Loan B5, (6-mo. LIBOR US at 0.00% Floor + 2.50%), 7.17%, 04/15/27		1,776	1,621,374
DirecTV Financing LLC, Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 5.11%), 9.96%, 08/02/27		959	958,183
Gray Television, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR + 5.25%), 10.45%, 06/04/29		239	229,470
NEP Group, Inc.
2018 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.51%), 8.12%, 08/19/26(d)		163	152,771
2023 Term Loan B, (3-mo. CME Term SOFR + 3.51%, 1.50% PIK), 9.62%, 08/19/26(h)		1,906	1,822,494
Radiate Holdco LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.36%), 8.21%, 09/25/26		2,515	2,151,156
Security		Par (000)	Value
Media (continued)
Sinclair Television Group, Inc., 2022 Term Loan B4, (1- mo. CME Term SOFR + 3.85%), 8.70%, 04/21/29	USD	562	$ 408,791
Sunrise Financing Partnership, 2021 USD Term Loan AX, (1-mo. CME Term SOFR at 0.00% Floor + 3.04%), 8.14%, 01/31/29		768	763,123
Virgin Media Bristol LLC, USD Term Loan N, (1-mo. CME Term SOFR at 0.00% Floor + 2.61%), 7.71%, 01/31/28		988	944,566
Ziggo Financing Partnership, USD Term Loan I, (1-mo. CME Term SOFR at 0.00% Floor + 2.61%), 7.71%, 04/30/28		1,187	1,158,275
			13,183,456
Metals & Mining — 0.1%
AZZ, Inc., Term Loan B, (1-mo. CME Term SOFR + 2.50%), 7.35%, 05/13/29		263	264,114
Oil, Gas & Consumable Fuels — 2.6%
EG America LLC, 2021 Term Loan, (3-mo. SOFR OIS CMPD + 4.36%), 9.19%, 03/31/26(d)		277	277,102
Freeport LNG Investments LLLP, Term Loan B, (3-mo. CME Term SOFR + 3.50%), 9.04%, 12/21/28		2,769	2,742,266
GIP Pilot Acquisition Partners LP, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.82%, 10/04/30		276	276,070
M6 ETX Holdings II Midco LLC, Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.60%), 9.45%, 09/19/29		262	261,223
Medallion Midland Acquisition LP, 2023 Term Loan, (3- mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.31%, 10/18/28		2,133	2,132,727
Murphy USA, Inc., Term Loan B, (1-mo. CME Term SOFR + 1.86%), 7.07%, 01/31/28		628	628,102
New Fortress Energy, Inc., Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.00%), 10.25%, 10/27/28		1,764	1,590,462
NGL Energy Operating LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 3.75%), 8.60%, 02/03/31		641	637,380
NGP XI Midstream Holdings LLC, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.60%, 07/25/31		172	171,785
Oryx Midstream Services Permian Basin LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.11%), 8.23%, 10/05/28		3,038	3,037,973
			11,755,090
Paper & Forest Products — 0.4%
Asplundh Tree Expert LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.85%), 6.70%, 09/07/27		2,067	2,067,205
Passenger Airlines — 1.6%
AAdvantage Loyalty IP Ltd., 2021 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.01%), 10.29%, 04/20/28		1,227	1,260,018
Air Canada, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.25%, 03/21/31		828	828,875
American Airlines, Inc.
Series AA, 2017 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 1.85%), 6.45%, 01/29/27		269	267,866
2023 1st Lien Term Loan, (6-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.21%, 06/04/29		1,620	1,606,408
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Passenger Airlines (continued)
American Airlines, Inc. (continued)
Series AA, 2023 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.86%), 7.96%, 02/15/28	USD	1,268	$ 1,264,540
JetBlue Airways Corp., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 5.50%), 10.52%, 08/27/29		584	571,041
United Airlines, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 8.03%, 02/22/31		1,415	1,415,329
			7,214,077
Personal Care Products — 0.0%
Prestige Brands, Inc., 2021 Term Loan B5, (1-mo. CME Term SOFR + 2.11%), 6.96%, 07/03/28		28	27,947
Pharmaceuticals — 2.3%
Amneal Pharmaceuticals LLC, 2023 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 5.50%), 10.35%, 05/04/28		1,182	1,193,844
Bausch Health Americas, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR + 5.35%), 10.20%, 02/01/27		1,010	968,420
Elanco Animal Health, Inc., Term Loan B, (1-mo. CME Term SOFR + 1.85%), 7.05%, 08/01/27		986	983,468
Gainwell Acquisition Corp., Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.10%), 8.70%, 10/01/27		2,042	1,938,863
Jazz Financing Lux SARL, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR + 2.25%), 7.10%, 05/05/28		2,464	2,460,851
Option Care Health, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR + 2.25%), 7.10%, 10/27/28		799	800,912
Organon & Co., 2024 USD Term Loan B, (1-mo. CME Term SOFR + 2.50%), 7.46%, 05/19/31		955	951,772
Perrigo Investments LLC, Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.35%), 7.20%, 04/20/29		662	660,015
Vizient, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.85%, 08/01/31		383	383,192
			10,341,337
Professional Services — 0.5%
Corpay Technologies Operating Co. LLC, Term Loan B5, 04/28/28(i)		2,268	2,263,857
Real Estate Management & Development — 1.1%
CoreLogic, Inc.
2nd Lien Term Loan, (1-mo. CME Term SOFR + 6.61%), 11.46%, 06/04/29		1,096	1,059,436
Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 8.46%, 06/02/28		2,650	2,620,194
Cushman & Wakefield U.S. Borrower LLC
2020 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.71%, 08/21/25		23	22,788
2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.60%, 01/31/30		651	650,827
2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.85%, 01/31/30(d)		529	527,843
			4,881,088
Security		Par (000)	Value
Semiconductors & Semiconductor Equipment — 0.6%
Entegris, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.35%, 07/06/29	USD	813	$ 814,467
MKS Instruments, Inc., 2024 USD Term Loan B, (1-mo. CME Term SOFR + 2.25%), 7.17%, 08/17/29		1,338	1,336,697
Synaptics, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.36%), 7.53%, 12/02/28		615	612,981
			2,764,145
Software — 16.3%
Applied Systems, Inc., 2024 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.60%, 02/24/31		3,466	3,465,900
Aristocrat Technologies, Inc., 2022 Term Loan B, (3-mo. CME Term SOFR + 2.35%), 6.95%, 05/24/29		101	101,253
Ascend Learning LLC, 2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.60%), 8.45%, 12/11/28		175	174,444
AthenaHealth Group, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.10%, 02/15/29		3,077	3,054,856
Azalea Topco, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.35%, 04/30/31		648	646,380
BCPE Pequod Buyer, Inc., USD Term Loan B, 09/19/31(i)		1,201	1,195,247
Boxer Parent Co., Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 9.01%, 07/30/31		605	603,385
CCC Intelligent Solutions, Inc., Term Loan, (1-mo. CME Term SOFR + 2.36%), 7.21%, 09/21/28		2,070	2,068,838
Central Parent, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.85%, 07/06/29		3,203	3,166,990
Cloud Software Group, Inc.
2024 Third Amendment Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.10%, 03/21/31		1,173	1,175,440
2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.00%), 8.60%, 03/30/29		5,351	5,324,465
Cloudera, Inc.
2021 Second Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 6.10%), 10.95%, 10/08/29		780	730,603
2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.85%), 8.70%, 10/08/28		2,086	2,025,754
Cotiviti, Inc., 2024 Term Loan, (1-mo. CME Term SOFR + 3.25%), 8.45%, 05/01/31		1,968	1,965,650
Dayforce, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.35%, 02/26/31		1,866	1,861,657
DS Admiral Bidco LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.92%, 06/26/31(d)		724	695,040
Dun & Bradstreet Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.61%, 01/18/29		6,269	6,261,912
E2open LLC, 2020 Term Loan B, (1-mo. CME Term SOFR + 3.61%), 8.46%, 02/04/28		279	279,873
Ellucian Holdings, Inc.
2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.60%), 8.45%, 10/09/29		2,828	2,833,453

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Software (continued)
Ellucian Holdings, Inc. (continued)
2nd Lien Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 8.10%), 12.95%, 10/09/28(d)	USD	1,750	$ 1,749,741
Genesys Cloud Services Holdings II LLC
First Lien Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.50%), 8.35%, 12/01/27		3,225	3,228,336
Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.75%), 8.71%, 12/01/27		1,256	1,255,853
Helios Software Holdings, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 8.35%, 07/18/30		1,107	1,100,828
Informatica LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 7.10%, 10/27/28		3,015	3,009,981
Mitchell International, Inc.
2024 1st Lien Term Loan, (1-mo. CME Term SOFR + 3.25%), 8.10%, 06/17/31		2,252	2,216,538
2024 2nd Lien Term Loan, (1-mo. CME Term SOFR + 5.25%), 10.10%, 06/17/32		778	763,739
Modena Buyer LLC, Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.50%), 9.10%, 07/01/31		847	809,063
Planview Parent, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 8.35%, 12/17/27		238	238,403
PointClickCare Technologies, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 3.00%), 7.60%, 12/29/27(d)		552	551,535
Polaris Newco LLC, USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.26%), 9.51%, 06/02/28		4,569	4,488,186
Project Boost Purchaser LLC, 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.79%, 07/16/31		1,072	1,071,089
Quartz Acquireco LLC, 2024 Term Loan B1, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.35%, 06/28/30		687	685,590
RealPage, Inc.
1st Lien Term Loan, (1-mo. CME Term SOFR + 3.11%), 7.96%, 04/24/28		2,650	2,570,703
2nd Lien Term Loan, (1-mo. CME Term SOFR + 6.61%), 11.46%, 04/23/29		2,745	2,629,252
Severin Acquisition LLC, 2018 Term Loan B, (3-mo. CME Term SOFR + 3.00%), 8.25%, 08/01/27		1,283	1,282,959
SS&C Technologies, Inc., 2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.85%, 05/09/31		2,008	2,007,221
Thunder Generation Funding LLC, Term Loan B, 09/27/31(d)(i)		389	389,972
UKG, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 8.55%, 02/10/31		3,485	3,484,460
Veritas U.S., Inc., 2021 USD Term Loan B, (1-mo. CME Term SOFR at 1.00% Floor + 5.11%), 9.96%, 09/01/25		800	748,094
VS Buyer LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 3.25%), 8.35%, 04/11/31		2,066	2,065,450
Security		Par (000)	Value
Software (continued)
Waystar Technologies, Inc., 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.60%, 10/22/29	USD	484	$ 483,361
Zelis Payments Buyer, Inc., Term Loan B, (1-mo. CME Term SOFR + 2.75%), 7.60%, 09/28/29		234	233,565
			74,695,059
Specialty Retail — 0.6%
LS Group OpCo Acquistion LLC, 2024 Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.85%, 04/23/31		564	563,221
PetSmart LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.85%), 8.70%, 02/11/28		941	931,518
Restoration Hardware, Inc., 2022 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.35%), 8.20%, 10/20/28		713	691,269
Serta Simmons Bedding LLC, 2023 New Term Loan, (3-mo. CME Term SOFR + 7.61%), 12.22%, 06/29/28		499	407,481
Woof Holdings, Inc., 1st Lien Term Loan, (3-mo. CME Term SOFR + 4.01%), 8.62%, 12/21/27		376	250,449
			2,843,938
Technology Hardware, Storage & Peripherals — 0.7%
Cubic Corp.
Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.51%), 9.57%, 05/25/28		3,396	2,616,174
Term Loan C, (3-mo. CME Term SOFR at 0.75% Floor + 4.51%), 9.57%, 05/25/28		693	533,612
			3,149,786
Textiles, Apparel & Luxury Goods — 0.6%
ABG Intermediate Holdings 2 LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.60%, 12/21/28		1,411	1,411,041
Fanatics Commerce Intermediate Holdco LLC, Term Loan B, (1-mo. CME Term SOFR + 3.36%), 8.21%, 11/24/28		690	685,659
Hanesbrands, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.60%, 03/08/30		513	511,902
			2,608,602
Trading Companies & Distributors — 2.4%
American Builders & Contractors Supply Co., Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.60%, 01/31/31		1,613	1,614,144
Core & Main LP
2024 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 7.11%, 02/09/31		787	787,045
2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.86%, 07/27/28		4,027	4,018,165
Dealer Tire Financial LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 3.50%), 8.35%, 07/02/31		1,149	1,150,416
Gates Corp., 2024 Term Loan B5, (1-mo. CME Term SOFR + 2.25%), 7.10%, 06/04/31		1,406	1,408,332
PAI Holdco, Inc., 2020 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.01%), 9.26%, 10/28/27		1,003	916,007
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Trading Companies & Distributors (continued)
TMK Hawk Parent Corp.(d)
2024 PIK Term Loan, (3-mo. CME Term SOFR + 11.00%), 11.00%, 12/15/31	USD	55	$ 35,510
2024 Term Loan B, (1-mo. CME Term SOFR at 1.00% Floor + 5.25%), 10.17%, 06/30/29		1,742	1,132,147
			11,061,766
Transportation Infrastructure — 0.3%
AIT Worldwide Logistics Holdings, Inc., 2021 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 4.85%), 9.97%, 04/06/28		569	568,420
OLA Netherlands BV, Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 6.35%), 11.20%, 12/15/26		832	828,132
			1,396,552
Total Floating Rate Loan Interests — 124.8% (Cost: $577,388,545)			571,223,574

	Shares
Investment Companies
Equity Funds — 0.2%
Janus Henderson AAA CLO ETF	15,000	763,200
Fixed Income Funds — 3.1%
Invesco Senior Loan ETF	479,300	10,070,093
iShares 0-5 Year High Yield Corporate Bond ETF(j)	5,000	217,100
iShares iBoxx $ High Yield Corporate Bond ETF(j)	52,000	4,175,600
		14,462,793
Total Investment Companies — 3.3% (Cost: $15,023,049)		15,225,993

		Benefical Interest (000)
Other Interests
Capital Markets — 0.0%
Millennium Lender Claim Trust(d)(k)	USD	1,607	—
Industrial Conglomerates — 0.0%
Millennium Corp. Claim(d)(k)		1,508	—
Total Other Interests — 0.0% (Cost: $ — )			—

	Shares
Preferred Securities
Preferred Stocks — 0.1%
Ground Transportation — 0.1%
Sirva BGRS Holdings, Inc., 15.25%, 07/21/30(c)(d)	338	253,710
		253,710
Total Preferred Securities — 0.1% (Cost: $253,713)		253,710
Security	Shares	Value
Warrants
Consumer Discretionary — 0.0%
Service King (Carnelian Point), (Exercisable 01/14/23, 1 Share for 1 Warrant, Expires 06/30/27, Strike Price USD 10.00)(c)	1,895	$ —
Oil, Gas & Consumable Fuels — 0.0%
California Resources Corp., (Issued/Exercisable 11/03/20, 1 Share for 1 Warrant, Expires 10/27/24, Strike Price USD 36.00)(c)	999	16,753
Total Warrants — 0.0% (Cost: $ — )		16,753
Total Long-Term Investments — 133.5% (Cost: $619,352,722)		611,049,822
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.83%(j)(l)	522,993	522,993
Total Short-Term Securities — 0.1% (Cost: $522,993)		522,993
Total Investments — 133.6% (Cost: $619,875,715)		611,572,815
Liabilities in Excess of Other Assets — (33.6)%		(153,700,896)
Net Assets — 100.0%		$ 457,871,919

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Non-income producing security.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $695,259, representing 0.2% of its net assets as of period end, and an original cost of $822,715.

(f)	Rounds to less than 1,000.
(g)	Issuer filed for bankruptcy and/or is in default.
(h)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(i)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(j)	Affiliate of the Fund.
(k)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(l)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/24	Shares Held at 09/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares	$ —	$ 522,993 (a)	$ —	$ —	$ —	$ 522,993	522,993	$ 12,793	$ —
iShares 0-5 Year High Yield Corporate Bond ETF	211,100	—	—	—	6,000	217,100	5,000	9,684	—
iShares iBoxx $ High Yield Corporate Bond ETF	2,708,650	2,435,364	(1,167,635)	25,187	174,034	4,175,600	52,000	153,578	—
				$ 25,187	$ 180,034	$ 4,915,693		$ 176,055	$ —

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	732,409	EUR	656,000	Toronto-Dominion Bank	12/18/24	$ (97)
OTC Total Return Swaps
Paid by the Fund		Received by the Fund
Rate	Frequency	Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1-Day SOFR, 4.96%	Quarterly	Markit iBoxx USD Liquid Leveraged Loan Index	At Termination	Barclays Bank PLC	N/A	12/20/24	USD	9,000	$ 179,316	$ (2,665)	$ 181,981
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical, unrestricted assets or liabilities;
• Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 11,961,745	$ —	$ 11,961,745
Common Stocks
Construction & Engineering	—	24,787	—	24,787
Financial Services	—	429,947	698,363	1,128,310
Ground Transportation	—	—	7,360	7,360
Health Care Providers & Services	—	246,261	—	246,261
Media	—	—	448,998	448,998
Semiconductors & Semiconductor Equipment	22	—	—	22
Trading Companies & Distributors	—	—	188,276	188,276
Corporate Bonds	—	7,382,935	—	7,382,935
Fixed Rate Loan Interests	—	2,941,098	—	2,941,098
Floating Rate Loan Interests	—	557,284,735	13,938,839	571,223,574
Investment Companies	15,225,993	—	—	15,225,993
Other Interests	—	—	—	—
Preferred Securities
Preferred Stocks	—	—	253,710	253,710
Warrants	16,753	—	—	16,753
Short-Term Securities
Money Market Funds	522,993	—	—	522,993
	$15,765,761	$580,271,508	$15,535,546	$611,572,815
Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$ —	$ 181,981	$ —	$ 181,981
Liabilities
Foreign Currency Exchange Contracts	—	(97)	—	(97)
	$—	$181,884	$—	$181,884

(a)
Derivative financial instruments are swaps and forward foreign currency exchange contracts. Swaps and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Preferred Stocks	Unfunded Floating Rate Loan	Total
Assets
Opening balance, as of December 31, 2023	$ 470,246	43,313	18,152,176	— (a)	$ —	970	$ 18,666,705
Transfers into Level 3(b)	—	—	6,715,608	—	—	—	6,715,608
Transfers out of Level 3(c)	(178,020)	(43,313)	(7,069,490)	—	—	—	(7,290,823)
Accrued discounts/premiums	—	—	50,745	—	—	—	50,745
Net realized gain (loss)	(3,431,366)	—	(884,730)	—	—	—	(4,316,096)
Net change in unrealized appreciation (depreciation)(d)	3,133,985	—	284,340	—	(3)	(970)	3,417,352
Purchases	1,348,232	—	9,786,173	—	253,713	—	11,388,118
Sales	(80)	—	(13,095,983)	—	—	—	(13,096,063)
Closing balance, as of September 30, 2024	$ 1,342,997	—	13,938,839	— (a)	$ 253,710	—	$ 15,535,546
Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2024(d)	$ (294,363)	—	(665,233)	— (a)	$ (3)	—	$ (959,599)

(a)	Rounds to less than $1.
(b)
As of December 31, 2023, the Fund used observable inputs in determining the value of certain investments. As of September 30, 2024, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the disclosure hierarchy.

(c)
As of December 31, 2023, the Fund used significant  unobservable inputs in determining the value of certain investments. As of September 30, 2024, the Fund used observableinputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

(d)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2024 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s financial instruments that are categorized as Level 3 were valued utilizing third-party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third-party information could result in a significantly lower or higher value of such Level 3 financial instruments.

Currency Abbreviation
EUR	Euro
USD	United States Dollar

Portfolio Abbreviation
CLO	Collateralized Loan Obligation
DAC	Designated Activity Company
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
PIK	Payment-in-Kind
SCA	Societe en Commandite par Actions
SOFR	Secured Overnight Financing Rate
Schedule of Investments